Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 24,581	$ 7,581
Cash and cash equivalents held in Reserve fund	21,987
Related parties	15	33
Trade receivable	834
Customer funds	4,270
Prepaid expenses and other receivables	2,368	439
Total current assets	54,055	8,053
NON-CURRENT ASSETS:
Property, plant and equipment, net	160	32
Cryptocurrencies	1,000
Long-term investments held in Reserve fund	14,036
Other financial assets	400
Intangible assets, net	4,394
Goodwill	2,455
Loan to Employees	1,015
Rights-of-use-assets, net	987
Total non-current assets	24,447	32
Total assets	78,502	8,085
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,564	423
Accrued bonuses	606	905
Funds due to customers	4,270
Lease liability	319
INX Token liability	282,642	24,106
INX Token warrant liability	9,814	4,249
Contingent consideration liability	400
Convertible loans		148
Total current liabilities	300,615	29,831
NON-CURRENT LIABILITIES:
Lease liability	821
Total non-current liabilities	821
EQUITY:
Ordinary shares of GBP 0.001 par value Authorized: 100,000,000 shares at December 31, 2021 and 2020; Issued and Outstanding: 15,955,875 and 13,639,451 at December 31, 2021 and 2020, respectively	21	18
Share premium	24,177	10,866
Receivable on account of shares		(9)
Contribution to equity by controlling shareholder	582
Foreign currency translation reserve	188
Conversion option of convertible loans		46
Accumulated deficit	(247,902)	(32,667)
Total deficit	(222,934)	(21,746)
Total deficit and liabilities	$ 78,502	$ 8,085